Summary of Significant Accounting Policies - Consolidated Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and casualty insurance claims and claims expense									$ 22,778	$ 21,847	$ 22,160
Operating costs and expenses									5,594	5,196	4,846
Pension and other postretirement remeasurement gains and losses									468	(217)	270
Restructuring and related charges									67	96	18
Total costs and expenses									37,193	34,878	34,754
Income from operations before income tax expense									2,628	4,549	2,650
Income tax expense									468	995	842
Net income									2,160	3,554	1,808
Net income applicable to common shareholders	$ (585)	$ 942	$ 678	$ 977	$ 1,294	$ 810	$ 549	$ 785	$ 2,012	$ 3,438	$ 1,692
Net income applicable to common shareholders earnings per common share - Basic (in dollars per share)	$ (1.71)	$ 2.72	$ 1.94	$ 2.76	$ 3.62	$ 2.24	$ 1.51	$ 2.15	$ 5.78	$ 9.50	$ 4.54
Net income applicable to common shareholders earnings per common share - Diluted (in dollars per share)	$ (1.71)	$ 2.68	$ 1.91	$ 2.71	$ 3.56	$ 2.21	$ 1.49	$ 2.11	$ 5.70	$ 9.35	$ 4.48
Previously reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and casualty insurance claims and claims expense									$ 22,839	$ 21,929	$ 22,221
Operating costs and expenses									5,869	5,442	4,939
Pension and other postretirement remeasurement gains and losses									0	0	0
Restructuring and related charges									83	109	30
Total costs and expenses									37,077	35,436	34,650
Income from operations before income tax expense									2,744	3,991	2,754
Income tax expense									492	802	877
Net income									2,252	3,189	1,877
Net income applicable to common shareholders									$ 2,104	$ 3,073	$ 1,761
Net income applicable to common shareholders earnings per common share - Basic (in dollars per share)									$ 6.05	$ 8.49	$ 4.72
Net income applicable to common shareholders earnings per common share - Diluted (in dollars per share)									$ 5.96	$ 8.36	$ 4.67
Previously reported | Impact of change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income applicable to common shareholders									$ 2,104	$ 3,073	$ 1,761
Restatement Adjustment | Impact of change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and casualty insurance claims and claims expense									(61)	(82)	(61)
Operating costs and expenses									(275)	(246)	(93)
Pension and other postretirement remeasurement gains and losses									468	(217)	270
Restructuring and related charges									(16)	(13)	(12)
Total costs and expenses									116	(558)	104
Income from operations before income tax expense									(116)	558	(104)
Income tax expense									(24)	193	(35)
Net income									(92)	365	(69)
Net income applicable to common shareholders	$ (273)	$ 109	$ 41	$ 31	$ 74	$ 173	$ (1)	$ 119	$ (92)	$ 365	$ (69)
Net income applicable to common shareholders earnings per common share - Basic (in dollars per share)	$ (0.80)	$ 0.31	$ 0.12	$ 0.09	$ 0.21	$ 0.48	$ 0.00	$ 0.33	$ (0.27)	$ 1.01	$ (0.18)
Net income applicable to common shareholders earnings per common share - Diluted (in dollars per share)	$ (0.80)	$ 0.31	$ 0.11	$ 0.08	$ 0.21	$ 0.47	$ 0.00	$ 0.32	$ (0.26)	$ 0.99	$ (0.19)